Income Taxes (Details) - Schedule of deferred tax asset and liability - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset:
Tax loss carry forward	$ 12,189,424	$ 9,461,421
Share-based payment expenses	698,564	497,808
Deferred tax asset	12,887,988	9,959,229
Deferred tax liability:
Depreciation and amortization	(255,824)	(397,669)
Net deferred tax assets before valuation allowance	12,632,164	9,561,560
Valuation allowance	(12,632,164)	(9,561,560)	$ (6,152,198)	$ (3,054,000)
Deferred tax asset, net